RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
Cash and cash equivalents	$ 197,156	$ 186,183	$ 164,848
Restricted cash (included in other assets)	18,873	18,676	15,676
Total cash, cash equivalents and restricted cash	$ 216,029	$ 204,859	$ 180,524	$ 168,246